Income Taxes (Details) - Schedule of income tax provision (benefit)	7 Months Ended
Dec. 31, 2020 USD ($)
Current
Federal	$ (22,355)
Deferred
Federal	(44,871)
Change in valuation allowance	67,226
Income tax provision	$ 0